Allowances for Loan Losses - Summary of Portfolio of Nonaccrual Loans (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans and Leases Receivable Disclosure [Line Items]
Financing receivable, nonaccrual	$ 1,494	$ 634	$ 469
Agriculture Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Financing receivable, nonaccrual		0	0
Commercial Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Financing receivable, nonaccrual	36	39	48
Commercial Real Estate Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Financing receivable, nonaccrual	137	144	0
Residential Real Estate Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Financing receivable, nonaccrual	1,321	449	421
Consumer Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Financing receivable, nonaccrual	$ 0	2	0
Municipal Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Financing receivable, nonaccrual		$ 0	$ 0